Schedule of Assets (Held at End of Year) (Tables)	12 Months Ended
Dec. 31, 2024
EBP 001
Employee Benefit Plan, Schedule of Asset Held for Investment [Line Items]
Schedule of Assets

Schedule H, line 4i - Schedule of Assets (Held at End of Year) The Manitowoc Company, Inc. 401(k) Retirement Plan

As of December 31, 2024 EIN #39-0448110

Plan #001

(a)	(b)	(c)	(d)	(e)
	Identity of Issue, Borrower, Lessor, or Similar Party	Description of Investment Including Maturity Date, Rate of Interest, Collateral, Par, or Maturity Value	Cost**	Current Value

	VICT INT SMMDCP VL C	Common collective trust	**	$12,562,710
	WA CORE BOND R3	Common collective trust	**	11,641,617
	MFS INTL EQUITY 3A	Common collective trust	**	10,372,583
	CONESTOGA SMID CAP A	Common collective trust	**	21,150,929
*	MANITOWOC STOCK	Company Stock	**	5,891,240
*	FID GOVT MMKT	Mutual Fund	**	298,255
*	MIP II CL 1	Common collective trust	**	34,396,638
*	FID US BOND IDX	Mutual Fund	**	2,987,484
*	FID TOTAL MKT IDX	Mutual Fund	**	86,129,504
*	FID TOTAL INTL IDX	Mutual Fund	**	2,611,555
*	FID FRDM BLND 2065 Q	Common collective trust	**	741,296
*	FID FRDM BLND 2055 Q	Common collective trust	**	8,121,232
*	FID FRDM BLND 2060 Q	Common collective trust	**	5,472,005
*	FID FRDM BLEND INC Q	Common collective trust	**	6,334,586
*	FID FRDM BLND 2025 Q	Common collective trust	**	14,338,078
*	FID FRDM BLND 2030 Q	Common collective trust	**	21,720,449
*	FID FRDM BLND 2035 Q	Common collective trust	**	19,793,270
*	FID FRDM BLND 2040 Q	Common collective trust	**	18,691,758
*	FID FRDM BLND 2045 Q	Common collective trust	**	17,518,363
*	FID FRDM BLND 2050 Q	Common collective trust	**	16,640,957
	Total Investments			$317,414,509

*	Participant Loans	4.25% to 9.50% notes, maturing through December 2029		$4,860,114

				$322,274,623

* Represents a party-in-interest as defined by ERISA.

** The cost of participant-directed investments is not required to be disclosed.